Taxes on Earnings Schedule of the provision for income taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 29, 2013	Jun. 30, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Current
Federal						$ (635)	$ (1,186)	$ 215
State						1,940	2,339	2,065
Non-U.S.						467	426	737
Total Current	388		906	1,882	1,064	1,772	1,579	3,017
Deferred
Federal						28,433	23,911	9,318
State						2,520	(3,377)	(4,936)
Non-U.S.						(24)	(10)
Total Deferred	24,273	9,070	4,653	33,226	2,637	30,929	20,524	4,382
Provision (benefit) for income taxes	24,661		5,559	35,108	3,701	32,701	22,103	7,399
Earnings (loss) before income taxes
United States						83,677	(26,558)	27,253
Non-U.S.						1,543	1,747	2,183
Earnings (loss) before income taxes	$ 65,346		$ 15,437	$ 68,750	$ 12,558	$ 85,220	$ (24,811)	$ 29,436
Effective Income Tax Rate
Federal statutory income tax rate						35.00%	35.00%	35.00%
State income taxes (net of federal benefit)						3.40%	8.40%	(3.70%)
Tax effect resulting from international activities						0.40%	(0.50%)	1.80%
Change in deferred tax valuation allowance							(8.00%)
Non-deductible expenses						0.80%	(1.50%)	6.80%
Goodwill and other long-lived intangibles impairment							(141.40%)
Tax credits						0.20%	1.20%	(2.00%)
Uncertain tax positions						(1.50%)	15.90%	2.60%
Out of period adjustment								(14.40%)
Other						0.10%	1.80%	(1.00%)
Effective income tax rate	37.70%		36.00%	51.10%	29.50%	38.40%	(89.10%)	25.10%